Significant events during the reporting period (Details Narrative)	Jun. 28, 2021 USD ($)
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Upfront license fee	$ 100,000
Maximum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Payments to regulatory milestones	$ 850,000